Shareholder Report, Holdings (Details)	Jul. 31, 2026
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.78%
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.05%
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.46%
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | Fidelity Government Portfolio Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.46%
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | United States Treasury Bill, 0.00%, 12/03/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.33%
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | Octagon 69 Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | Regatta XXIX Funding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | OZLM XIV Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | Flagstar Bank NA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | Rad CLO 20 Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | Allegro CLO V-S Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | AB BSL CLO 3 Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Leader Capital Short Term High Yield Bond Fund Investor Class [Member] | Rockford Tower CLO 2021-3 Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.78%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.05%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.46%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | Fidelity Government Portfolio Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.46%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | United States Treasury Bill, 0.00%, 12/03/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.33%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | Octagon 69 Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | Regatta XXIX Funding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | OZLM XIV Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | Flagstar Bank NA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | Rad CLO 20 Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | Allegro CLO V-S Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | AB BSL CLO 3 Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member] | Rockford Tower CLO 2021-3 Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%
Leader Capital High Quality Income Fund Investor Class [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.39%
Leader Capital High Quality Income Fund Investor Class [Member] | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.94%
Leader Capital High Quality Income Fund Investor Class [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.19%
Leader Capital High Quality Income Fund Investor Class [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
Leader Capital High Quality Income Fund Investor Class [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%
Leader Capital High Quality Income Fund Investor Class [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.87%
Leader Capital High Quality Income Fund Investor Class [Member] | Debt Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%
Leader Capital High Quality Income Fund Investor Class [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
Leader Capital High Quality Income Fund Investor Class [Member] | Forest, Paper, & Wood Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
Leader Capital High Quality Income Fund Investor Class [Member] | Fidelity Government Portfolio Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.19%
Leader Capital High Quality Income Fund Investor Class [Member] | United States Treasury Bill, 0.00%, 12/03/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%
Leader Capital High Quality Income Fund Investor Class [Member] | United States Treasury Bond, 5.00%, 05/15/2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
Leader Capital High Quality Income Fund Investor Class [Member] | Petroleos Mexicanos, 7.69%, 01/23/2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Leader Capital High Quality Income Fund Investor Class [Member] | Leader Short Term High Yield Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%
Leader Capital High Quality Income Fund Investor Class [Member] | Black Diamond CLO 2024-1 Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
Leader Capital High Quality Income Fund Investor Class [Member] | PGA Trust 2024-RSR2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Leader Capital High Quality Income Fund Investor Class [Member] | OFSI BSL XIII CLO Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
Leader Capital High Quality Income Fund Investor Class [Member] | LSTR Trust 2026-HTL6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
Leader Capital High Quality Income Fund Investor Class [Member] | Elevation CLO 2025-18 Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%
Leader Capital High Quality Income Fund Institutional Class [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.39%
Leader Capital High Quality Income Fund Institutional Class [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.19%
Leader Capital High Quality Income Fund Institutional Class [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
Leader Capital High Quality Income Fund Institutional Class [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%
Leader Capital High Quality Income Fund Institutional Class [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.87%
Leader Capital High Quality Income Fund Institutional Class [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
Leader Capital High Quality Income Fund Institutional Class [Member] | Forest, Paper, & Wood Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
Leader Capital High Quality Income Fund Institutional Class [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.94%
Leader Capital High Quality Income Fund Institutional Class [Member] | Debt Funds Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%
Leader Capital High Quality Income Fund Institutional Class [Member] | Fidelity Government Portfolio Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.19%
Leader Capital High Quality Income Fund Institutional Class [Member] | United States Treasury Bill, 0.00%, 12/03/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%
Leader Capital High Quality Income Fund Institutional Class [Member] | United States Treasury Bond, 5.00%, 05/15/2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
Leader Capital High Quality Income Fund Institutional Class [Member] | Petroleos Mexicanos, 7.69%, 01/23/2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Leader Capital High Quality Income Fund Institutional Class [Member] | Leader Short Term High Yield Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%
Leader Capital High Quality Income Fund Institutional Class [Member] | Black Diamond CLO 2024-1 Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
Leader Capital High Quality Income Fund Institutional Class [Member] | PGA Trust 2024-RSR2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Leader Capital High Quality Income Fund Institutional Class [Member] | OFSI BSL XIII CLO Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
Leader Capital High Quality Income Fund Institutional Class [Member] | LSTR Trust 2026-HTL6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
Leader Capital High Quality Income Fund Institutional Class [Member] | Elevation CLO 2025-18 Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%
Leader Capital High Quality Income Fund Class A [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.39%
Leader Capital High Quality Income Fund Class A [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.19%
Leader Capital High Quality Income Fund Class A [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
Leader Capital High Quality Income Fund Class A [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%
Leader Capital High Quality Income Fund Class A [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.87%
Leader Capital High Quality Income Fund Class A [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
Leader Capital High Quality Income Fund Class A [Member] | Forest, Paper, & Wood Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
Leader Capital High Quality Income Fund Class A [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.94%
Leader Capital High Quality Income Fund Class A [Member] | Debt Funds Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%
Leader Capital High Quality Income Fund Class A [Member] | Fidelity Government Portfolio Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.19%
Leader Capital High Quality Income Fund Class A [Member] | United States Treasury Bill, 0.00%, 12/03/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%
Leader Capital High Quality Income Fund Class A [Member] | United States Treasury Bond, 5.00%, 05/15/2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
Leader Capital High Quality Income Fund Class A [Member] | Petroleos Mexicanos, 7.69%, 01/23/2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Leader Capital High Quality Income Fund Class A [Member] | Leader Short Term High Yield Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%
Leader Capital High Quality Income Fund Class A [Member] | Black Diamond CLO 2024-1 Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
Leader Capital High Quality Income Fund Class A [Member] | PGA Trust 2024-RSR2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Leader Capital High Quality Income Fund Class A [Member] | OFSI BSL XIII CLO Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
Leader Capital High Quality Income Fund Class A [Member] | LSTR Trust 2026-HTL6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
Leader Capital High Quality Income Fund Class A [Member] | Elevation CLO 2025-18 Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%